Supplemental Information Concerning Property - Casualty Insurance Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Information for Property, Casualty Insurance Underwriters [Line Items]
Losses and Loss Adjustment Expenses Incurred Related to Current Year	$ 11,926.0	$ 10,876.8	$ 10,451.7
Losses and Loss Adjustment Expenses Incurred Related to Prior Years	22.0	(242.0)	(320.4)
Paid Losses and Loss Adjustment Expenses	$ 11,431.8	$ 10,541.6	$ 9,888.0